Trade and other receivables - Trade receivables past due (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Receivables [Line Items]
Bad debt expense	$ 12	$ 1	$ 3
Current trade receivables	1,156	1,059
Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	1,200	1,100
Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	(44)	(41)
Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	1,156	1,059
Trade receivables | Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	(44)	(41)
Trade receivables | Total past due | Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	1,200	1,100
Trade receivables | Total past due | Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ (44)	$ (41)
Trade receivables | Past due not more than three months
Disclosure Of Trade And Other Receivables [Line Items]
Weighted average loss rate	(0.60%)	(0.60%)
Trade receivables | Past due not more than three months | Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ 169	$ 154
Trade receivables | Past due not more than three months | Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ (1)	$ (1)
Trade receivables | Past due more than three months and not more than six months
Disclosure Of Trade And Other Receivables [Line Items]
Weighted average loss rate	(9.70%)	(7.70%)
Trade receivables | Past due more than three months and not more than six months | Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ 31	$ 26
Trade receivables | Past due more than three months and not more than six months | Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ (3)	$ (2)
Trade receivables | Past due more than six months and not more than one year
Disclosure Of Trade And Other Receivables [Line Items]
Weighted average loss rate	(62.70%)	(51.70%)
Trade receivables | Past due more than six months and not more than one year | Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ 51	$ 60
Trade receivables | Past due more than six months and not more than one year | Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ (32)	$ (31)
Trade receivables | Neither past due nor impaired
Disclosure Of Trade And Other Receivables [Line Items]
Weighted average loss rate	(0.80%)	(0.80%)
Trade receivables | Neither past due nor impaired | Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ 949	$ 860
Trade receivables | Neither past due nor impaired | Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ (8)	$ (7)